Propery, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Propery, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 824,664	$ 439,044	$ 85,680
Proceeds from property plants and equipment	$ 7,434	$ 453,652